UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-08

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-12-08

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              37

Form 13F Information Table Value Total:                          537,968
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                 SHRS OR
                                                                 PRN AMT;
                              TITLE                               SH/PRN;
        NAME OF ISSUE        OF CLASS      CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS     VOTING AUTHORITY
                                                                                                  SOLE   SHARED   NONE
Affiliated Managers Group         Com      008252108    17,308   192,188SH    SOLE      N/A      158,227   0    33,961
Allied Cap Corp New               Com      01903Q108     9,279   668,026SH    SOLE      N/A      532,207   0   135,819
American Capital Strategies       Com      024937104    18,415   774,702SH    SOLE      N/A      630,650   0   144,052
American Eagle Outfitters         Com      02553E106     8,463   620,882SH    SOLE      N/A      510,822   0   110,060
Berkshire Hathaway Inc Del       Cl B      084670207    24,618     6,136SH    SOLE      N/A        5,017   0     1,119
Best Buy Inc                      Com      086516101       564    14,230SH    SOLE      N/A       13,160   0     1,070
Barrett Bill Corp                 Com      06846N104    21,358   359,494SH    SOLE      N/A      298,189   0    61,305
BT Group PLC                      Adr      05577E101    14,855   373,907SH    SOLE      N/A      306,092   0    67,815
Canadian Natl Ry Co               Com      136375102    19,918   414,267SH    SOLE      N/A      336,357   0    77,910
CB Richard Ellis Group Inc       Cl A      12497T101       440    22,900SH    SOLE      N/A       21,620   0     1,280
Cemex Sab De Cv              Spon ADR New  151290889    10,097   408,780SH    SOLE      N/A      334,153   0    74,627
Fidelity National Financial      Cl A      31620R105    15,553 1,234,326SH    SOLE      N/A     1,023,51   0   210,815
Fidelity Natl Information S       Com      31620M106    18,564   502,943SH    SOLE      N/A      421,458   0    81,485
General Growth Pptys Inc          Com      370021107    12,899   368,239SH    SOLE      N/A      319,029   0    49,210
HCC Ins Hldgs Inc                 Com      404132102    24,654 1,166,217SH    SOLE      N/A      963,349   0   202,868
Helmerich & Payne Inc             Com      423452101    26,530   368,376SH    SOLE      N/A      300,201   0    68,175
iStar Finl Inc                    Com      45031U101     8,979   679,726SH    SOLE      N/A      571,626   0   108,100
JP Morgan Chase & Co              Com      46625H100    22,743   662,859SH    SOLE      N/A      546,654   0   116,205
Kimco Realty Corp                 Com      49446R109    21,726   629,369SH    SOLE      N/A      512,363   0   117,006
Level 3 Communications Inc        Com      52729N100    17,162 5,817,472SH    SOLE      N/A     4,679,97   0 1,137,500
Level 3 Communications Inc       Note      52729NBA7     1,397 1,633,000PRN   SOLE      N/A            0   0         0
Markel Corp                       Com      570535104     9,141    24,908SH    SOLE      N/A       20,972   0     3,936
Medtronic Inc                     Com      585055106    12,976   250,735SH    SOLE      N/A      206,205   0    44,530
Meredith Corp                     Com      589433101     1,735    61,320SH    SOLE      N/A       50,380   0    10,940
Mohawk Inds Inc                   Com      608190104     6,876   107,270SH    SOLE      N/A       87,260   0    20,010
Nabors Industries Ltd             Shs      G6359F103    26,589   540,088SH    SOLE      N/A      442,258   0    97,830
NCI Building Sys Inc              Com      628852105     9,715   264,494SH    SOLE      N/A      193,386   0    71,108
Nucor Corp                        Com      670346105    29,576   396,090SH    SOLE      N/A      324,709   0    71,381
Radian Group Inc                  Com      750236101       821   566,409SH    SOLE      N/A      463,979   0   102,430
Sherwin Williams Co               Com      824348106     5,562   121,090SH    SOLE      N/A       97,570   0    23,520
Suncor Energy Inc                 Com      867229106    17,565   302,222SH    SOLE      N/A      249,316   0    52,906
Taiwan Semiconductor Mfg Lt  Sponsored ADR 874039100    13,354 1,223,995SH    SOLE      N/A     1,012,02   0   211,970
TEVA Pharmaceutical Inds Lt       Adr      881624209    24,086   525,899SH    SOLE      N/A      428,199   0    97,700
Triad Gty Inc                     Com      895925105       619   595,490SH    SOLE      N/A      488,122   0   107,368
Wal Mart Stores Inc               Com      931142103    23,696   421,638SH    SOLE      N/A      346,193   0    75,445
Wellpoint Inc                     Com      94973V107    13,951   292,711SH    SOLE      N/A      239,196   0    53,515
Wells Fargo & Co New              Com      949746101    26,184 1,102,471SH    SOLE      N/A      897,791   0   204,680

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